Annual Total Returns - Fidelity Advisor® Stock Selector Mid Cap Fund [BarChart] - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - AMCIZ PRO-15 - Fidelity Advisor® Stock Selector Mid Cap Fund - Fidelity Advisor Stock Selector Mid Cap Fund-Class A
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(5.10%)
Annual Return 2012	19.31%
Annual Return 2013	30.90%
Annual Return 2014	9.90%
Annual Return 2015	(3.54%)
Annual Return 2016	10.40%
Annual Return 2017	19.90%
Annual Return 2018	(8.72%)
Annual Return 2019	29.28%
Annual Return 2020	12.80%